Note 7 - Loans and Related Allowance for Loan and Lease Losses (Details Textual)	3 Months Ended	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Threshold For Loans Evaluated For Impairment [Member] | Outside Consultant [Member]
Loans and Leases Receivable before Fees, Gross	$ 250,000	$ 250,000
Threshold For Loans Evaluated For Impairment [Member] | Criticized Relationships [Member]
Financing Receivable, Gross	125,000	125,000
Threshold For Loans Evaluated For Impairment [Member]
Loans and Leases Receivable before Fees, Gross	1,000,000	1,000,000
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	2,000	2,000	$ 2,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 0	$ 0	$ 2,000
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	1	1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 270,000	$ 270,000